Supplement to the Current Prospectus

MFS(R) State Municipal Bond Funds (AL, AR, CA, FL, GA, MD, MA, MS, NY, NC, PA, SC, TN, VA, WV)

Below the third paragraph in the sub-section entitled "Investment Adviser" under the main heading "Management of the Fund," the following is inserted:

Effective March 1, 2009, MFS agreed in writing to bear each fund's expenses such that "Total Annual Fund Operating Expenses" do not exceed the following percentages annually of the average daily net assets for each of the following funds and classes:

------------------------- ------------------ --------------- ------------------
                               Class A          Class B           Class C
------------------------- ------------------ --------------- ------------------
------------------------- ------------------ --------------- ------------------
Maryland Fund                   0.95%            1.70%              N/A
------------------------- ------------------ --------------- ------------------
------------------------- ------------------ --------------- ------------------
New York Fund                   0.90%            1.65%             1.65%
------------------------- ------------------ --------------- ------------------
------------------------- ------------------ --------------- ------------------
North Carolina Fund             0.93%            1.68%             1.68%
------------------------- ------------------ --------------- ------------------
------------------------- ------------------ --------------- ------------------
South Carolina Fund             0.91%            1.66%              N/A
------------------------- ------------------ --------------- ------------------
------------------------- ------------------ --------------- ------------------
Tennessee Fund                  0.94%            1.69%              N/A
------------------------- ------------------ --------------- ------------------
------------------------- ------------------ --------------- ------------------
Virginia Fund                   0.89%            1.64%             1.64%
------------------------- ------------------ --------------- ------------------
------------------------- ------------------ --------------- ------------------
West Virginia Fund              0.90%            1.65%              N/A
------------------------- ------------------ --------------- ------------------

These written agreements exclude interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), and will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2009.

At the end of the last paragraph in the sub-section entitled "Distribution and Service Fees" under the main heading "Description of Share Classes," the following is inserted:

Effective March 1, 2009, the Class A distribution fee will be eliminated for all funds.


             The date of this supplement is December 1, 2008.